Investment Securities (Details 3)	Dec. 31, 2023 USD ($) integer	Dec. 31, 2022 USD ($) integer
Fair Value Less Than 12 Months	$ 5,167,169	$ 44,811,508
Unrealized Loss Less Than 12 Months	37,240	2,267,236
Fair Value 12 Months Or More	168,119,131	141,045,975
Unrealized Loss 12 Months Or More	$ 20,610,198	$ 24,005,100
Number Of Securities | integer	213	230
Fair Value	$ 173,286,300	$ 185,857,483
Unrealized Loss	20,647,438	26,272,336
U.S. GSE Debt Securities
Fair Value Less Than 12 Months	0	2,723,388
Unrealized Loss Less Than 12 Months	0	276,611
Fair Value 12 Months Or More	10,827,574	7,651,903
Unrealized Loss 12 Months Or More	$ 1,172,426	$ 1,348,098
Number Of Securities | integer	11	11
Fair Value	$ 10,827,574	$ 10,375,291
Unrealized Loss	1,172,426	1,624,709
Other investments [Member]
Fair Value Less Than 12 Months	0	2,451,892
Unrealized Loss Less Than 12 Months	0	20,108
Fair Value 12 Months Or More	946,430	439,782
Unrealized Loss 12 Months Or More	$ 45,570	$ 56,218
Number Of Securities | integer	4	12
Fair Value	$ 946,430	$ 2,891,674
Unrealized Loss	45,570	76,326
Taxable municipal securities
Fair Value Less Than 12 Months	0	0
Unrealized Loss Less Than 12 Months	0	0
Fair Value 12 Months Or More	246,965	234,858
Unrealized Loss 12 Months Or More	$ 53,035	$ 65,142
Number Of Securities | integer	1	1
Fair Value	$ 246,965	$ 234,858
Unrealized Loss	53,035	65,142
Tax-exempt municipal securities
Fair Value Less Than 12 Months	529,571	8,608,507
Unrealized Loss Less Than 12 Months	9,468	522,128
Fair Value 12 Months Or More	4,058,155	592,388
Unrealized Loss 12 Months Or More	$ 508,223	$ 237,228
Number Of Securities | integer	10	19
Fair Value	$ 4,587,726	$ 9,200,895
Unrealized Loss	517,691	759,356
U.S. Government securities
Fair Value Less Than 12 Months	0	4,837,891
Unrealized Loss Less Than 12 Months	0	169,501
Fair Value 12 Months Or More	39,263,249	33,393,698
Unrealized Loss 12 Months Or More	$ 1,943,800	$ 2,967,534
Number Of Securities | integer	54	54
Fair Value	$ 39,263,249	$ 38,231,589
Unrealized Loss	1,943,800	3,137,035
Agency mortgage-backed securities (Agency MBS) [Member]
Fair Value Less Than 12 Months	1,328,433	14,541,901
Unrealized Loss Less Than 12 Months	9,218	810,356
Fair Value 12 Months Or More	103,000,706	97,718,436
Unrealized Loss 12 Months Or More	$ 16,493,101	$ 19,220,589
Number Of Securities | integer	119	120
Fair Value	$ 104,329,139	$ 112,260,337
Unrealized Loss	16,502,319	20,030,945
ABS and OAS [Member]
Fair Value Less Than 12 Months	0	2,693,606
Unrealized Loss Less Than 12 Months	0	236,134
Fair Value 12 Months Or More	2,347,621	0
Unrealized Loss 12 Months Or More	$ 186,251	$ 0
Number Of Securities | integer	4	4
Fair Value	$ 2,347,621	$ 2,693,606
Unrealized Loss	186,251	236,134
CMO [Member]
Fair Value Less Than 12 Months	3,309,165	8,954,323
Unrealized Loss Less Than 12 Months	18,554	232,398
Fair Value 12 Months Or More	7,428,431	1,014,910
Unrealized Loss 12 Months Or More	$ 207,792	$ 110,291
Number Of Securities | integer	10	9
Fair Value	$ 10,737,596	$ 9,969,233
Unrealized Loss	$ 226,346	$ 342,689